Understanding our Financial Statements and the Impact to the Common Shareholder	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Related Party Transactions [Abstract]
Understanding our Financial Statements and the Impact to the Common Shareholder

3.	Understanding our Financial Statements and the Impact to the Common Shareholder
Ben’s current products and services, which are offered by the Ben Liquidity and Ben Custody business segments, involve or are principally offered to certain of the Customer ExAlt Trusts, which are consolidated VIEs solely for financial reporting purposes, and are not owned directly or indirectly by Ben or BCH equity holders. Transactions involving products and services between Ben’s operating subsidiaries and the Customer ExAlt Trusts are eliminated in the presentation of our consolidated financial statements. Thus, the consolidated financial statements reflect the (i) assets, liabilities, revenues, expenses, investment income and cash flows of Ben, including the Customer ExAlt Trusts, which hold the collateral for the ExAlt Loans, on a gross basis, and (ii) a portion of the economic interests of certain of the Customer ExAlt Trusts held by the residual beneficiaries that are attributed to noncontrolling interests in the accompanying consolidated financial statements.
As a result, Ben’s primary tangible assets reflected on its consolidated statements of financial condition are investments, mainly comprised of alternative assets held by the Customer ExAlt Trusts and the primary sources of revenue reflected on our consolidated statements of comprehensive income (loss) are investment income (loss), net, which represents changes in the net asset value (“NAV”) of these investments held by the Customer ExAlt Trusts, and gain (loss) on financial instruments, net, which represents changes in fair value of equity securities, debt securities, a derivative liability, and put options, primarily held by the Customer ExAlt Trusts. Such investment income (loss), net, and gain (loss) on financial instruments that are held by the Customer ExAlt Trusts is included in the net income (loss) allocated to noncontrolling interests – Customer ExAlt Trusts in the consolidated statement of comprehensive income (loss). The revenues and expenses recognized in these line items for the activities of the Customer ExAlt Trusts do not directly impact net income (loss) attributable to Ben’s or BCH’s equity holders.
Instead, the interest and fee income earned by Ben Liquidity and Ben Custody from the Customer ExAlt Trusts, which are eliminated in the presentation of our consolidated financial statements, directly impact the net income

(loss) attributable to Ben’s and BCH’s equity holders. Our Ben Liquidity and Ben Custody business segments, which relate to our current operating subsidiaries, are owned by the Company’s equity holders (including those of BCH), and recognize revenue through (i) interest income on ExAlt Loans made to the Customer ExAlt Trusts in connection with our liquidity transactions for Customers with interest rates between 7.0% and 14.0% per annum charged against the outstanding principal balance of the ExAlt Loan, (ii) fee income billed at closing, but recognized as revenue ratably over the expected life of the alternative asset, for each liquidity transaction with Customers for services including access to and use of the AltAccess Platform, transfer of the alternative assets, and delivery of the consideration to the client, with fee rates of 7.0% of the sum of the NAV and remaining unfunded commitment of the transacted alternative asset, and (iii) recurring fee income recognized each period for providing services including trustee, custody, and trust administration of the Customer ExAlt Trusts while they hold investments, with fee rates of 2.8% per annum of the sum of the NAV and remaining unfunded commitment of the alternative assets held.

a.	Ben Liquidity recognized $12.0 million and $14.3 million, in interest income during the three months ended June 30, 2023 and 2022, respectively.

b.
Ben Custody recognized $6.6 million and $7.3 million, in trust services and administration revenues during the three months ended June 30, 2023 and 2022, respectively, comprised of both the fee income billed at the closing of the transactions that is being amortized into revenue and the recurring fee income billed during the periods.

In addition, the Corporate/Other segment, which also relates to Ben or subsidiaries owned by the holders of equity in the Company (including BCH), may include fee revenue recognized through services provided to Customers or the Customer ExAlt Trusts through business lines not included within Ben Liquidity and Ben Custody.
Additionally, Ben Liquidity’s provision for credit losses is eliminated in the presentation of our consolidated financial statements but directly impacts the net income (loss) attributable to the various equity securities of Ben and BCH. Likewise, the amounts expensed by the Customer ExAlt Trusts for interest and fees owed to Ben’s operating subsidiaries are eliminated in the presentation of our consolidated financial statements but are recognized for purposes of the allocation of net income (loss) attributable to the beneficial owners of the Customer ExAlt Trusts.
The following table presents a reconciliation of operating income (loss) of our reportable segments, excluding the Customer ExAlt Trusts, to net income (loss) attributable to Beneficient’s common shareholders. This reconciliation serves to provide users of our financial statements an understanding and visual aide of the reportable segments that impact net income (loss) attributable to the common shareholder and reiterates that the consolidation of the Customer ExAlt Trusts has no impact on the net income (loss) attributable to Beneficient’s common shareholders.

(in thousands)	Three Months Ended June 30, 2023	Three Months Ended June 30, 2022
Operating income (loss)
Ben Liquidity	$(903,026)	$(32,853)
Ben Custody	(189,997)	6,163
Corporate & Other	(49,081)	(28,755)
Less: Income tax expense (benefit)	—	397
Less: Net loss attributable to noncontrolling interests—Ben	30,686	7,536
Less: Net income attributable to noncontrolling interests—CT	—	(1,795)
Less: Noncontrolling interest guaranteed payment	(4,105)	(3,868)

Net loss attributable to common shareholders	$(1,115,523)	$(53,969)

Significant Accounting Policies—Impacting Allocation of Net Income (Loss) to Beneficient’s Equity Holders
As described above, certain income and expenses involving transactions between Ben and the Customer ExAlt Trusts are eliminated in consolidation for financial reporting purposes; however, the income or expenses are important to determine the net income (loss) allocable to Ben’s and BCH’s equity holders. Significant accounting policies related to the significant income and expense items eliminated in our consolidated financial statements, but impacting the allocation of net income (loss) to Beneficient’s equity holders, are detailed in Note 3 to the consolidated financial statements included in the Company’s Annual Report. Other than new policies related to the adoption of ASU
2016-13
as described below, there are no new or revised significant accounting policies as of June 30, 2023.
Allowances for Credit Losses and related Provision
The ExAlt Loans’ allowance for credit losses is an input to the allocation of income (loss) to Ben’s or BCH’s equity holders.
Ben adopted CECL on April 1, 2023. The CECL approach requires an estimate of the credit losses expected over the life of a loan (or pool of loans). It replaced the incurred loss approach’s threshold that required the recognition of a credit loss when it was probable that a loss event was incurred. The allowance for credit losses is a valuation account that is deducted from, or added to, the loans’ amortized cost basis to present the net, lifetime amount expected to be collected on the loans. Credit losses are charged off against the allowance when management believes a loan balance is confirmed to be uncollectible.
Expected recoveries do not exceed the aggregate of amounts previously charged off and expected to be charged off. Portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. Management analyzes the loans individually as the loans do not have similar risk characteristics.
Management estimates the allowance using relevant available information from internal and external sources related to past events, current conditions, and reasonable and supportable economic forecasts. Historical credit loss experience provides the basis for the estimation of expected credit losses. Ben currently does not have adequate historical loss data to provide a basis for the long-term loss information associated with its loans. As such, Ben uses alternative, long-term historical average credit loss data from Preqin in establishing the loss history as a proxy.
Adjustments to historical loss information are made for differences in current loan-specific risk characteristics such as differences in credit concentrations, collateral values and underwriting standards as well as changes in economic conditions or other relevant factors. Management judgment is required at each point in the measurement process.
Ben uses the discounted cash flow (DCF) method to estimate expected credit losses for the loan portfolio. Ben generates cash flow projections at the loan level wherein payment expectations are adjusted for changes in market risk premiums, risk free rate, NAV growth rate, and discount rate. The inputs are based on historical data from Preqin and adjusted, if necessary, based on the reasonable and supportable forecast of economic conditions. To adjust, management utilizes externally developed forward-looking macroeconomic factors as indicators of future expected cash flows: S&P500 Index data and US
3-Month
Treasury. The economic forecasts are applied over the cashflow projection period.
The combination of adjustments for credit expectations (default and loss) and timing expectations (prepayment, curtailment, and time to recovery) produces an expected cash flow stream at the instrument level. Instrument effective yield is calculated, net of the impacts of prepayment assumptions, and the instrument expected cash flows are then discounted at that effective yield to produce an instrument-level net present value of expected cash flows (NPV). An allowance for credit loss is established for the difference between the instrument’s NPV and amortized cost basis.

The DCF model also considers the need to qualitatively adjust expected loss estimates for information not already captured in the quantitative loss estimation process. Qualitative considerations include limitations inherent in the quantitative model; trends experienced in nonperforming loans; changes in value of underlying collateral; changes in underwriting policies and procedures; nature and composition of loans; portfolio concentrations that may affect loss experience across one or more components or the portfolio; and the effect of external factors such as competition, legal and regulatory requirements. These qualitative factor adjustments may increase or decrease Ben’s estimate of expected credit losses so that the allowance for credit loss is reflective of the estimate of lifetime losses that exist in the loan portfolio at the balance sheet date.
Prior to the adoption of ASU
2016-13,
management’s determination of the allowance is based upon an evaluation of the loan portfolio, impaired loans, economic conditions, volume, growth and composition of the collateral to the loan portfolio, and other risks inherent in the portfolio. Currently, management individually reviews all ExAlt Loans due to the low volume and non-homogenous
nature of the current portfolio. Management relies heavily on statistical analysis, current NAV and distribution performance of the underlying alternative asset and industry trends related to alternative asset investments to estimate losses. Management evaluates the adequacy of the allowance by reviewing relevant internal and external factors that affect credit quality. The cash flows generated from the alternative asset interests supporting the collateral are the sole source of repayment of the ExAlt Loans and related interest. Ben recognizes any charge-off
in the period in which it is determined, at which time impaired ExAlt Loans are written down to their estimated net present value.
For purposes of determining income allocations to Ben’s and BCH’s equity holders, interest income is adjusted for the ExAlt Loans’ allowance for credit losses, which was approximately $9.5 million and $43.1 million, for the three months ended June 30, 2023 and 2022, respectively.

3. Understanding our Financial Statements and the Impact to the Common Unitholder
Ben’s current products and services, which are offered by the Ben Liquidity and Ben Custody business segments, involve or are principally offered to certain of the Customer ExAlt Trusts, which are consolidated VIEs solely for financial reporting purposes, and are not owned directly or indirectly by BCG or BCH equity holders. Transactions involving products and services between Ben’s operating subsidiaries and the Customer ExAlt Trusts are eliminated in the presentation of our consolidated financial statements. Thus, the consolidated financial stat
ements reflect the (i) assets, liabilities, revenues, expenses, investment income and cash flows of Ben, including the Customer ExAlt Trusts, which hold the collateral for the ExAlt Loans, on a gross basis, and (ii) a portion of the economic interests of certain of the Customer ExAlt Trusts held by the residual beneficiaries that are attributed to noncontrolling interests in the accompanying consolidated financial statements.
As a result, Ben’s primary tangible assets reflected on its consolidated statements of financial condition are investments, mainly comprised of alternative assets held by the Customer ExAlt Trusts and the primary sources of revenue reflected on our consolidated statements of comprehensive income (loss) are investment income (loss), net, which represents changes in the net asset value of these investments held by the Customer ExAlt Trusts, and gain (loss) on financial instruments, net, which represents changes in fair value of equity securities, debt securities, a derivative liability, and put options, primarily held by the Customer ExAlt Trusts. Such investment income (loss), net, and gain (loss) on financial instruments that are held by the Customer ExAlt Trusts is included in the net income (loss) allocated to noncontrolling interests – Customer ExAlt Trusts in the consolidated statement of comprehensive income (loss). The revenues and expenses recognized in these line items for the activities of the Customer ExAlt Trusts do not directly impact net income (loss) attributable to BCG’s or BCH’s equity holders.
Instead, the interest and fee income earned by Ben Liquidity and Ben Custody from the Customer ExAlt Trusts, which are eliminated in the presentation of our consolidated financial statements, directly impact the net income (loss) attributable to BCG’s and BCH’s equity holders. Our Ben Liquidity and Ben Custody business segments, which relate to our current operating subsidiaries, are owned by the Company’s equity holders (including those of BCH), and recognize revenue through (i) interest income on ExAlt Loans made to the Customer ExAlt Trusts in connection with our liquidity transactions for Customers with interest rates between 7.0% and 14.0% per annum charged against the outstanding principal balance of the ExAlt Loan, (ii) fee income billed at closing, but recognized as revenue ratably over the expected life of the alternative asset, for each liquidity transaction with Customers for services including access to and use of the AltAccess Platform, transfer of the alternative assets, and delivery of the consideration to the client, with fee rates of 7.0% of the sum of the NAV and remaining unfunded commitment of the transacted alternative asset, and (iii) recurring fee income recognized each period for providing services including trustee, custody, and trust administration of the Customer ExAlt Trusts while they hold investments, with fee rates of 2.8% per annum of the sum of the NAV and remaining unfunded commitment of the alternative assets held.

a.
Ben Liquidity recognized $50.8 million, $17.8 million, $55.9 million, and $51.8 million, in interest income during the fiscal year ended March 31, 2023, the three-month transition period ended March 31, 2022 and the fiscal years ended December 31, 2021 and 2020, respectively.

b.
Ben Custody recognized $29.0 million, $8.4 million, $20.3 million, and $19.4 million, in trust services and administration revenues during the fiscal year ended March 31, 2023, the three-month transition period ended March 31, 2022, and the fiscal years ended December 31, 2021 and 2020, respectively, comprised of both the fee income billed at the closing of the transactions that is being amortized into revenue and the recurring fee income billed during the periods.

In addition, the Corporate/Other segment, which also relates to BCG or subsidiaries owned by the holders of equity in the Company (including BCH), may include fee revenue recognized through services provided to Customers or the Customer ExAlt Trusts through business lines not included within Ben Liquidity and Ben Custody.
Additionally, Ben Liquidity’s provision for loan losses is eliminated in the presentation of our consolidated financial statements but directly impacts the net income (loss) attributable to the various equity securities of BCG and BCH. Likewise, the amounts expensed by the Customer ExAlt Trusts for interest and fees owed to Ben’s operating subsidiaries are eliminated in the presentation of our consolidated financial statements but are recognized for purposes of the allocation of net income (loss) attributable to the beneficial owners of the Customer ExAlt Trusts.
The following table presents a reconciliation of operating income (loss) of our reportable segments, excluding the Customer ExAl
t Tr
usts, to net income (loss) attributable to The Beneficient Company Group, L.P. common unitholder. This reconciliation serves to provide users of our financial statements an understanding and visual aide of the reportable segments that impact net income (loss) attributable to the common unitholder and reiterates that the consolidation of the Customer ExAlt Trusts has no impact on the net income (loss) attributable to The Beneficient Company Group, L.P. common unitholder.

(in thousands)	Year Ended March 31, 2023	Three Months Ended March 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Operating income (loss)
Ben Liquidity	$(46,512)	$(20,299)	$21,191	$25,238
Ben Custody	24,046	7,301	16,193	15,922
Corporate & Other	(112,845)	(31,607)	(77,991)	(136,155)
Loss on extinguishment of debt, related parties	—	—	(34,013)	—
Less: Income tax expense (benefit)	(1,072)	1,072	—	3,459
Less: Net loss attributable to noncontrolling interests—Ben	19,081	5,038	12,870	40,414
Less: Noncash deemed contribution on extinguishment of redeemable noncontrolling interest	—	—	14,200	—
Less: Noncash deemed dividend on extinguishment of redeemable noncontrolling interest	—	—	(46,202)	—
Less: Noncontrolling interest guaranteed payment	(15,822)	(3,788)	(1,264)	—

Net loss attributable to common unitholders	$(130,980)	$(44,427)	$(95,016)	$(58,040)

Significant Accounting Policies — Impacting Allocation of Net Income (Loss) to Beneficient’s Equity Holders
As described above, certain income and expenses involving transactions between Ben and the Customer ExAlt Trusts are eliminated for financial reporting purposes; however, the income or expenses are important to determine the net income (loss) allocable to BCG’s and BCH’s equity holders. Accounting policies related to the significant income and expense items eliminated in our consolidated financial statements but impacting the allocation of net income are described below.
Revenues Eliminated In Consolidated Financial Statements
In accordance with ASC Topic 606,
Revenue from Contracts with Customers
, the Company recognizes revenues when it transfers promised goods or services to customers in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. ASC Topic 606 does not apply to revenue associated with financial instruments, including debt or equity securities accounted for under ASC Topic 320, ASC Topic 321 or ASC Topic 323. ASC Topic 606 applies to income such as up-front
fees, trust services fees and administration fees. Ben’s income considered in-scope
of ASC Topic 606 is discussed below.
Interest Income
Interest income is generally comprised of contractual interest, interest recognized on certain of the ExAlt Loans through the effective yield method, and an amortized discount that is recognized ratably over the life of the ExAlt Loan. Contractual interest income is a computed variable rate that compounds monthly.
As a result of the
change-of-control
event on December 31, 2019 and the resulting valuation performed under ASC 805, Ben’s existing loan portfolio composed of ExAlt Loans made to the Customer ExAlt Trusts was evaluated as of December 31, 2019 for credit deterioration based on the intentions of all parties that the income allocations provisions of Ben operate under U.S. GAAP as if the Customer ExAlt Trusts were not consolidated for financial reporting purposes. Further, as required under ASC 805, each loan between Ben and the Customer ExAlt Trusts was evaluated and classified as either purchased credit impaired (“PCI”) or non-purchased
credit impaired
(“non-PCI”).
For PCI loans, expected cash flows as of the date of valuation in excess of the fair value of loans are recorded as interest income over the life of the loans using a level yield method if the timing and amount of the future cash flows is reasonably estimable. Subsequently, increases in cash flows over those expected at the acquisition date are recognized prospectively as interest income. Decreases in expected cash flows due to credit deterioration are recognized by recording an allowance for loan loss. For non-PCI
loans, the difference between the fair value and unpaid principal balance of the loan as of the date of valuation is amortized or accreted to interest income over the contractual life of the loans using the effective interest method. In the event of prepayment, the remaining unamortized amount is recognized in interest income, which is eliminated upon the consolidation of the Customer ExAlt Trusts for financial reporting purposes.
Fiduciary financing, trust services and administration revenues include the following fees:
Upfront Fees
Non-refundable
upfront fees are earned and recognized for setting up and providing the customer access to the ExAlt Plan
™
. These activities do not transfer a separate promised service; therefore, they represent advanced payments for trust administration services. Upfront fees are billed at the origination of the liquidity transaction and are generally based on a percentage of NAV plus any unfunded capital commitments
.
Payment of the fees occurs in the first step of the waterfall allocation provision per the trust agreement. Upfront fees are deferred upon receipt and are recognized ratably over the period of benefit, which is generally consistent with estimated expected life of LiquidTrusts (typically seven
to
ten
years).
Trust Administration Revenues
Trust administration fees are earned for providing administrative services to trustees for existing liquidity solution customers. The Company’s performance obligation under these agreements is satisfied over time as the administration and management services are provided. Fees are recognized monthly based upon the beginning of quarter (in advance) net asset value plus any remaining unfunded capital commitments and the applicable fee rate of the account as outlined in the agreement. Payment frequency is defined in the individual contracts, which primarily stipulate billings on a quarterly basis in advance.
Expenses Eliminated In Consolidated Financial Statements
Allowances for Loan Losses and related Provision
The allowance for loan losses is an input to the allocation of income (loss) to BCG’s or BCH’s equity holders. The allowance for loan losses is a valuation allowance for probable incurred credit losses in the loan portfolio. Management’s determination of the allowance is based upon an evaluation of the loan portfolio, impaired loans, economic conditions, volume, growth and composition of the collateral to the loan portfolio, and other risks inherent in the portfolio. Currently, management individually reviews all ExAlt Loans due to the low volume and non-homogenous
nature of the current portfolio. Management relies heavily on statistical analysis, current NAV and distribution performance of the underlying alternative asset and industry trends related to alternative asset investments to estimate losses. Management evaluates the adequacy of the allowance by reviewing relevant internal and external factors that affect credit quality. The cash flows generated from the alternative asset interests supporting the collateral are the sole source of repayment of the ExAlt Loans and related interest. Ben recognizes any charge-off
in the period in which it is determined, at which time impaired ExAlt Loans are written down to their estimated net present value.
Interest income for purposes of determining income allocations to BCG’s and BCH’s equity holders is adjusted for any allowance for loan losses, which was approximately $80.7 million, $34.1 million, $8.9 million, and $5.4 million for the year ended March 31, 2023, the three months ended March 31, 2022, and the years ended December 31, 2021 and 2020, respectively.